CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Funds, Inc. (1933 Act File No. 2-21867; 1940 Act File No. 811-2552) ("Registrant") hereby certifies that (a) the form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 139 ("Amendment No. 139") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) the text of Amendment No. 139 was filed electronically.

WADDELL & REED ADVISORS
FUNDS, INC.

Dated: November 3, 2006	By: /s/Kristen A. Richards
Kristen A. Richards
Vice President, Assistant Secretary and
Associate General Counsel